Consolidated Statements of Equity and Redeemable Noncontrolling Interest (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividends declared Common, per share	$ 1.80	$ 1.62	$ 1.46
Shares registered and available for issuance	3,800,000